CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue:
Service	$ 500,911	$ 490,122
Recyclable commodity	82,139	49,251
Total revenue	583,050	539,373
Cost of revenue (exclusive of amortization and depreciation):
Service	481,642	471,039
Recyclable commodity	77,030	45,892
Total cost of revenue (exclusive of amortization and depreciation)	558,672	516,931
Sales and marketing	14,457	14,782
Product development	22,485	14,857
General and administrative	52,915	37,754
Amortization and depreciation	7,128	6,450
Total Costs and Expenses	655,657	590,774
Loss from operations	(72,607)	(51,401)
Other Income (Expense):
Interest earned	2	8
Gain on forgiveness of debt	10,900
Loss on change in fair value of warrants	(606)
Other expense	(1,055)	(427)
Interest expense	(11,455)	(8,217)
Total Other Expense	(2,214)	(8,636)
Loss Before Income Taxes	(74,821)	(60,037)
Income Tax Benefit	(1,670)	(1,454)
Net Loss	$ (73,151)	$ (58,583)
Net loss per unit, basic and diluted	$ (2.21)	$ (1.81)
Weighted-average units used in computing net loss per unit, basic and diluted	33,048,809	32,426,264